SHORT-TERM DEBT	12 Months Ended
Dec. 31, 2014
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
NOTE 3	SHORT-TERM DEBT

Short-term bank loans were initiated throughout July, August, September, and December 2014.

The short term debt balances were as follows:
	December 31,	December 31,
	2014	2013

Loan from Shanghai Commercial & Savings Bank at various interest rates ranging from 1% per annum to 3.2%. Due November 2014.	$-	$60,291

Loan from Shanghai Bank at 3.24% interest rate per annum. Due at June 2015.	325,500	-

Loan from Hua Nan Bank at 3.26% interest rate per annum. Due March 2015.	315,000	-

Loan from SinoPac Bank at 3.26% interest rate per annum. Due January - February, 2015.	315,000

KTV Holding, LLC at 9.5% interest rate per annum. Due December 8, 2014.	75,000

A&S Property Investments, Inc. at 9.5% interest rate per annum. Due December 10, 2014.	50,000	-

Balance at end of period	$1,080,500	$60,291